Federal Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of federal income taxes on earnings differs from that computed at the statutory corporate tax rate
(in thousands)	2019	2018

Federal income taxes at the statutory rate	$200	$354
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(15)	(124)
Deferred tax liability adjustment, net, resulting from Tax Cuts and Jobs Act	--	(268)
Deferred tax liability adjustment, net, resulting from Kentucky tax legislation	(63)	--
Other	19	1
	$141	$(37)

Schedule of composition of the company's net deferred tax liability
(in thousands)	2019	2018

Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$363	$331
Accrued expenses	113	95
Fair value accounting adjustments on acquisition	223	214
Nonaccrued interest on loans	102	92
State net operating loss carryforward	170	--
Other real estate owned adjustments	16	129
Depreciation	38	43
Total deferred tax assets	1,025	904

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(981)	(826)
Deferred loan origination costs	(48)	(36)
Loan servicing rights	(18)	(17)
Accrual to cash adjustment	(127)	--
Fair value accounting adjustments on acquisition	(552)	(468)
Total deferred tax liabilities	(1,726)	(1,347)
Net deferred tax liability	$(701)	$(443)